Segmented Information - Summary of Results by Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Insurance service result
Total insurance service result	$ 3,977	$ 3,160
Net investment income (loss)	18,021	337
Insurance finance income (expenses)
Total insurance finance income (expenses)	(13,894)	(6,616)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(734)	309
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(435)	(399)
Net segregated fund investment result	0	0
Total investment result	2,958	(6,369)
Other revenue	6,746	6,186
Other expenses	(5,675)	(5,064)
Interest expenses	(1,554)	(1,051)
Net income (loss) before income taxes	6,452	(3,138)
Income tax recoveries (expenses)	(845)	1,159
Net income (loss)	5,607	(1,979)
Non-controlling interests	144	121
Participating policyholders	360	(167)
Net income (loss) attributed to shareholders and other equity holders	5,103	(1,933)
Total assets	875,574	833,689	$ 928,220
Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	3,827	2,890
Insurance finance income (expenses)
Total insurance finance income (expenses)	(12,350)	(5,051)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(360)	666
Annuities and pensions [Member]
Insurance service result
Total insurance service result	150	270
Insurance finance income (expenses)
Total insurance finance income (expenses)	(1,544)	(1,565)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(374)	(357)
Operating segments [Member] | Asia Division [Member]
Insurance service result
Total insurance service result	1,941	1,554
Net investment income (loss)	7,057	1,417
Insurance finance income (expenses)
Total insurance finance income (expenses)	(6,436)	(1,653)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(105)	(64)
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(38)	(70)
Net segregated fund investment result	0	0
Total investment result	478	(370)
Other revenue	67	56
Other expenses	(231)	(318)
Interest expenses	(11)	(12)
Net income (loss) before income taxes	2,244	910
Income tax recoveries (expenses)	(440)	(318)
Net income (loss)	1,804	592
Non-controlling interests	141	120
Participating policyholders	315	(211)
Net income (loss) attributed to shareholders and other equity holders	1,348	683
Total assets	177,623	164,605
Operating segments [Member] | Asia Division [Member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	2,070	1,718
Insurance finance income (expenses)
Total insurance finance income (expenses)	(4,970)	608
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(106)	(61)
Operating segments [Member] | Asia Division [Member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	(129)	(164)
Insurance finance income (expenses)
Total insurance finance income (expenses)	(1,466)	(2,261)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	1	(3)
Operating segments [Member] | Canadian Division [Member]
Insurance service result
Total insurance service result	1,193	1,190
Net investment income (loss)	5,048	(930)
Insurance finance income (expenses)
Total insurance finance income (expenses)	(3,315)	(219)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	57	(102)
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(73)	(49)
Net segregated fund investment result	0	0
Total investment result	1,717	(1,300)
Other revenue	272	262
Other expenses	(569)	(573)
Interest expenses	(1,004)	(548)
Net income (loss) before income taxes	1,609	(969)
Income tax recoveries (expenses)	(373)	510
Net income (loss)	1,236	(459)
Non-controlling interests	0	0
Participating policyholders	45	44
Net income (loss) attributed to shareholders and other equity holders	1,191	(503)
Total assets	157,111	151,761
Operating segments [Member] | Canadian Division [Member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	995	928
Insurance finance income (expenses)
Total insurance finance income (expenses)	(3,288)	(723)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	58	(100)
Operating segments [Member] | Canadian Division [Member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	198	262
Insurance finance income (expenses)
Total insurance finance income (expenses)	(27)	504
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(1)	(2)
Operating segments [Member] | US Division [Member]
Insurance service result
Total insurance service result	607	533
Net investment income (loss)	5,236	911
Insurance finance income (expenses)
Total insurance finance income (expenses)	(4,866)	(4,867)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	11	642
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(148)	(179)
Net segregated fund investment result	0	0
Total investment result	233	(3,493)
Other revenue	79	101
Other expenses	(153)	(136)
Interest expenses	(15)	(16)
Net income (loss) before income taxes	751	(3,011)
Income tax recoveries (expenses)	(112)	695
Net income (loss)	639	(2,316)
Non-controlling interests	0	0
Participating policyholders	0	0
Net income (loss) attributed to shareholders and other equity holders	639	(2,316)
Total assets	244,659	244,904
Operating segments [Member] | US Division [Member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	526	361
Insurance finance income (expenses)
Total insurance finance income (expenses)	(4,815)	(5,058)
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	385	994
Operating segments [Member] | US Division [Member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	81	172
Insurance finance income (expenses)
Total insurance finance income (expenses)	(51)	191
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(374)	(352)
Operating segments [Member] | Global wealth and asset management [member]
Insurance service result
Total insurance service result	0	0
Net investment income (loss)	(771)	(1,082)
Insurance finance income (expenses)
Total insurance finance income (expenses)	0	1
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	0	0
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(175)	(119)
Net segregated fund investment result	0	0
Total investment result	(946)	(1,200)
Other revenue	6,709	6,391
Other expenses	(4,252)	(3,893)
Interest expenses	(14)	(7)
Net income (loss) before income taxes	1,497	1,291
Income tax recoveries (expenses)	(198)	(170)
Net income (loss)	1,299	1,121
Non-controlling interests	2	0
Participating policyholders	0	0
Net income (loss) attributed to shareholders and other equity holders	1,297	1,121
Total assets	257,764	231,433
Operating segments [Member] | Global wealth and asset management [member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	0	0
Insurance finance income (expenses)
Total insurance finance income (expenses)	0	0
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	0	0
Operating segments [Member] | Global wealth and asset management [member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	0	0
Insurance finance income (expenses)
Total insurance finance income (expenses)	0	1
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	0	0
Corporate and Other [Member]
Insurance service result
Total insurance service result	236	(117)
Net investment income (loss)	1,451	21
Insurance finance income (expenses)
Total insurance finance income (expenses)	723	122
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(697)	(167)
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(1)	18
Net segregated fund investment result	0	0
Total investment result	1,476	(6)
Other revenue	(381)	(624)
Other expenses	(470)	(144)
Interest expenses	(510)	(468)
Net income (loss) before income taxes	351	(1,359)
Income tax recoveries (expenses)	278	442
Net income (loss)	629	(917)
Non-controlling interests	1	1
Participating policyholders	0	0
Net income (loss) attributed to shareholders and other equity holders	628	(918)
Total assets	38,417	40,986
Corporate and Other [Member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	236	(117)
Insurance finance income (expenses)
Total insurance finance income (expenses)	723	122
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	(697)	(167)
Corporate and Other [Member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	0	0
Insurance finance income (expenses)
Total insurance finance income (expenses)	0	0
Reinsurance finance income (expenses)
Total reinsurance finance income (expenses)	$ 0	$ 0